Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) from continuing operations		$ 13			$ (284)		$ (292)
Income tax charge		10			44		18
Net finance expense		338			659		479
Depreciation and amortization		688			652		599
Share of post-tax losses in equity accounted joint venture		48			49
Adjusted EBITDA		1,155			1,173		1,115
Profit/(loss) for the year	€ 31	35	$ 1,458	€ 1,327	1,458	€ (83)	(94)
Aggregate continuing and discontinued operations
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year		35			1,458		(94)
Exceptional items
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) from continuing operations		(94)			(298)		(284)
Income tax charge		(53)			3		(49)
Exceptional operating items		58			53		311
Share of post-tax losses in equity accounted joint venture		15			39
Profit/(loss) for the year		(72)			1,229		(297)
Exceptional items | Aggregate continuing and discontinued operations
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year		$ (72)			$ 1,229		$ (297)